Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Oct. 19, 2017
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON FUNDS TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 1, 2017

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2017
ClearBridge Small Cap Fund	March 1, 2017
ClearBridge Value Trust	March 1, 2017
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2017
Legg Mason BW Alternative Credit Fund	March 1, 2017
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2017
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2017
Legg Mason BW Global Flexible Income Fund	May 1, 2017
Legg Mason BW Global High Yield Fund	March 1, 2017
Legg Mason BW Global Opportunities Bond Fund	May 1, 2017
Legg Mason BW International Opportunities Bond Fund	May 1, 2017
Martin Currie Emerging Markets Fund	February 1, 2017
Martin Currie International Unconstrained Equity Fund	September 30, 2017
QS Global Market Neutral Fund	February 1, 2017
QS International Equity Fund	February 1, 2017
QS Strategic Real Return Fund	February 1, 2017
QS U.S. Small Capitalization Equity Fund	May 1, 2017
RARE Global Infrastructure Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 28, 2016
ClearBridge All Cap Value Fund	February 1, 2017
ClearBridge Appreciation Fund	March 1, 2017
ClearBridge Dividend Strategy Fund	May 1, 2017
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017
ClearBridge Global Health Care Innovations Fund	March 31, 2017
ClearBridge International Small Cap Fund	February 1, 2017
ClearBridge International Value Fund	March 1, 2017
ClearBridge Large Cap Growth Fund	March 31, 2017
ClearBridge Large Cap Value Fund	March 1, 2017
ClearBridge Mid Cap Fund	March 1, 2017
ClearBridge Mid Cap Growth Fund	March 1, 2017
ClearBridge Select Fund	March 1, 2017
ClearBridge Small Cap Growth Fund	March 1, 2017
ClearBridge Small Cap Value Fund	February 1, 2017
ClearBridge Sustainability Leaders Fund	March 1, 2017
ClearBridge Tactical Dividend Income Fund	March 1, 2017
EnTrustPermal Alternative Core Fund	May 1, 2017
QS Conservative Growth Fund	June 1, 2017
QS Defensive Growth Fund	June 1, 2017
QS Global Dividend Fund	February 1, 2017
QS Global Equity Fund	March 1, 2017
QS Growth Fund	June 1, 2017
QS International Dividend Fund	February 1, 2017
QS Moderate Growth Fund	June 1, 2017
QS U.S. Large Cap Equity Fund	March 31, 2017

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2017
Western Asset California Municipals Fund	June 30, 2017*
Western Asset Corporate Bond Fund	May 1, 2017

Western Asset Emerging Markets Debt Fund	June 30, 2017
Western Asset Global High Yield Bond Fund	May 1, 2017
Western Asset Global Strategic Income Fund	November 23, 2016
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2017*
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2017*
Western Asset Intermediate-Term Municipals Fund	August 1, 2017*
Western Asset Managed Municipals Fund	June 30, 2017*
Western Asset Massachusetts Municipals Fund	March 31, 2017*
Western Asset Mortgage Backed Securities Fund	May 1, 2017
Western Asset Municipal High Income Fund	November 23, 2016*
Western Asset New Jersey Municipals Fund	August 1, 2017*
Western Asset New York Municipals Fund	August 1, 2017*
Western Asset Oregon Municipals Fund	September 1, 2017*
Western Asset Pennsylvania Municipals Fund	August 1, 2017*
Western Asset Short Duration High Income Fund	November 23, 2016
Western Asset Short Duration Municipal Income Fund	June 30, 2017*
Western Asset Short-Term Bond Fund	May 1, 2017
Western Asset Short Term Yield Fund	November 23, 2016

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2017
Western Asset Core Plus Bond Fund	May 1, 2017
Western Asset High Yield Fund	September 30, 2017
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2017
Western Asset Intermediate Bond Fund	September 30, 2017
Western Asset Macro Opportunities Fund	March 1, 2017
Western Asset Total Return Unconstrained Fund	September 30, 2017

Legg Mason Funds Trust | Clearbridge Real Estate Opportuntities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON FUNDS TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 1, 2017

Legg Mason Global Asset Management Trust | ClearBridge International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2017

Legg Mason Global Asset Management Trust | ClearBridge Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Small Cap Fund	March 1, 2017

Legg Mason Global Asset Management Trust | ClearBridge Value Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Value Trust	March 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Absolute Return Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Alternative Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Alternative Credit Fund	March 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Diversified Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Dynamic Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Global Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Global Flexible Income Fund	May 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Global High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Global High Yield Fund	March 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Global Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Global Opportunities Bond Fund	May 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW International Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW International Opportunities Bond Fund	May 1, 2017

Legg Mason Global Asset Management Trust | Martin Currie Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Martin Currie Emerging Markets Fund	February 1, 2017

Legg Mason Global Asset Management Trust | Martin Currie International Unconstrained Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Martin Currie International Unconstrained Equity Fund	September 30, 2017

Legg Mason Global Asset Management Trust | QS Global Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS Global Market Neutral Fund	February 1, 2017

Legg Mason Global Asset Management Trust | QS International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS International Equity Fund	February 1, 2017

Legg Mason Global Asset Management Trust | QS Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS Strategic Real Return Fund	February 1, 2017

Legg Mason Global Asset Management Trust | QS U.S. Small Capitalization Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS U.S. Small Capitalization Equity Fund	May 1, 2017

Legg Mason Global Asset Management Trust | RARE Global Infrastructure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
RARE Global Infrastructure Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 28, 2016

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge All Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge All Cap Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Appreciation Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Dividend Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Dividend Strategy Fund	May 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Energy MLP & Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Global Health Care Innovations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Global Health Care Innovations Fund	March 31, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge International Small Cap Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge International Value Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Large Cap Growth Fund	March 31, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Large Cap Value Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Mid Cap Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Mid Cap Growth Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Select Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Small Cap Growth Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Small Cap Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Sustainability Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Sustainability Leaders Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Tactical Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Tactical Dividend Income Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | EnTrustPermal Alternative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
EnTrustPermal Alternative Core Fund	May 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Conservative Growth Fund	June 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Defensive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Defensive Growth Fund	June 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Global Dividend Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Global Equity Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Growth Fund	June 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS International Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS International Dividend Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Moderate Growth Fund	June 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS U.S. Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS U.S. Large Cap Equity Fund	March 31, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Adjustable Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset California Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset California Municipals Fund	June 30, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Corporate Bond Fund	May 1, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Emerging Markets Debt Fund	June 30, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Global High Yield Bond Fund	May 1, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Global Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Global Strategic Income Fund	November 23, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Intermediate Maturity California Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Intermediate Maturity New York Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Intermediate-Term Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Intermediate-Term Municipals Fund	August 1, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Managed Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Managed Municipals Fund	June 30, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Massachusetts Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Massachusetts Municipals Fund	March 31, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Mortgage Backed Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Mortgage Backed Securities Fund	May 1, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Municipal High Income Fund	November 23, 2016*

LEGG MASON PARTNERS INCOME TRUST | Western Asset New Jersey Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset New Jersey Municipals Fund	August 1, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset New York Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset New York Municipals Fund	August 1, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Oregon Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Oregon Municipals Fund	September 1, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Pennsylvania Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Pennsylvania Municipals Fund	August 1, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Duration High Income Fund	November 23, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short Duration Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

*	The text marked with an "*" does not apply to those funds marked with an "*" on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Duration Municipal Income Fund	June 30, 2017*

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short-Term Bond Fund	May 1, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short Term Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Term Yield Fund	November 23, 2016

WESTERN ASSET FUNDS INC | Western Asset Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2017

WESTERN ASSET FUNDS INC | Western Asset Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Core Plus Bond Fund	May 1, 2017

WESTERN ASSET FUNDS INC | Western Asset High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset High Yield Fund	September 30, 2017

WESTERN ASSET FUNDS INC | Western Asset Inflation Indexed Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2017

WESTERN ASSET FUNDS INC | Western Asset Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Intermediate Bond Fund	September 30, 2017

WESTERN ASSET FUNDS INC | Western Asset Macro Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Macro Opportunities Fund	March 1, 2017

WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Total Return Unconstrained Fund	September 30, 2017